Commitments, Contingencies and Guarantees (Schedule of Future Minimum Lease Payments under Capital Leases) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Commitments Contingencies and Guarantees
Total minimum lease payments	$ 604	¥ 49,977
Less: Amount representing interest	(322)	(26,680)
Present value of net lease payments	282	23,297
Minimum lease payments, Less than 1 year	5	386
Minimum lease payments, 1 to 2 Years	2	153
Minimum lease payments, 2 to 3 Years	1	86
Minimum lease payments, 3 to 4 Years	1	48
Minimum lease payments, 4 to 5 Years	31	2,612
Minimum lease payments, More than 5 years	$ 564	¥ 46,692